Capital Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Stock
12. Capital Stock
The authorized capital stock of Teekay at December 31, 2022, 2021, and 2020, was 25 million shares of Preferred Stock, with a par value of $1 per share, and 725 million shares of Common Stock, with a par value of $0.001 per share. As at December 31, 2022, 102,077,387 shares of Common Stock (2021 – 101,571,141) were issued, 98,318,395 (2021 – 101,571,141) were outstanding, 3,758,992 (2021 - nil) were held in treasury, and no shares of Preferred Stock were issued or outstanding.

In August 2022, Teekay's Board of Directors authorized the repurchase of up to $30 million of common shares in the open market and other transactions. As at December 31, 2022, Teekay had repurchased approximately 3.8 million common shares for $15.3 million, or an average of $4.07 per share, pursuant to such authorization, which resulted in the Company recording a reduction in capital stock of $35.8 million and a reduction to accumulated deficit in the amount of $20.4 million. The total remaining share repurchase authorization at December 31, 2022 was $14.7 million. During the first quarter of 2023, the Company completed the $30 million repurchase program by repurchasing approximately 2.7 million common shares for $14.7 million, or an average of $5.44 per share.

Following the completion of the 2022 share repurchase program, in March 2023, Teekay's Board of Directors authorized a new share repurchase program for the repurchase of up to an additional $30 million of common shares in the open market, through privately-negotiated transactions and by any other means permitted under the rules of the SEC. As of March 30, 2023, the Company repurchased 14,112 common shares under this new share repurchase program for $0.1 million, or an average of $6.04 per share.

In June 2022, the Company authorized 5,000,000 additional shares of common stock to be reserved for issuance pursuant to the 2013 Equity Incentive Plan.

In December 2020, Teekay filed a continuous offering program (or COP), under which Teekay may issue shares of its common stock, at market prices up to a maximum aggregate amount of $65.0 million. As of the date of this Annual Report, no shares of common stock have been issued under this COP.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.
Stock-based compensation
In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2022, the Company had reserved 11,787,597 (2021 – 5,158,441) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted. In March 2023, the Company adopted a 2023 Equity Incentive Plan (or the 2023 Plan) and suspended the Company’s 2013 Equity Incentive Plan (or the Prior Plan).

During the year ended December 31, 2022, the Company granted options under the 2013 Plan to acquire up to 1,489,648 shares of Common Stock, to certain eligible officers, employees and non-management directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date, with the exception of options granted to directors, which vest on their respective grant dates. No stock options were granted by the Company during 2021 and 2020. All options outstanding as of December 31, 2022 expire between March 12, 2023 and June 30, 2032, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2022, 2021, and 2020, are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	5,449	9.90	5,584	10.02	6,075	10.77
Granted	1,490	2.88	—	—	—	—
Exercised	(205)	3.98	—	—	—	—
Forfeited / expired	(526)	26.59	(135)	14.22	(491)	19.35
Outstanding – end of year	6,208	6.99	5,449	9.90	5,584	10.02
Exercisable – end of year	4,952	8.03	4,690	10.86	3,490	13.17

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2022, 2021 and 2020, are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	759	1.53	2,094	1.97	3,510	2.26
Granted	1,490	1.16	—	—	—	—
Vested	(853)	0.65	(1,309)	2.22	(1,384)	2.64
Forfeited	(141)	6.03	(26)	1.73	(32)	4.71
Outstanding non-vested stock options – end of year	1,255	1.16	759	1.53	2,094	1.97

The weighted average grant date fair value for non-vested options forfeited in 2022 was nominal (2021 – nominal , 2020 – $0.2 million).

As of December 31, 2022, there was $0.6 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans, which amount is expected to be recognized during 2023. During the years ended December 31, 2022, 2021, and 2020, the Company recognized $1.1 million, $1.0 million and $1.9 million, respectively, of compensation cost relating to stock options granted under the Plans.

As at December 31, 2022, the intrinsic value was $3.8 million for outstanding stock options and $1.7 million for exercisable stock options (2021 – $nil for both outstanding and exercisable stock options). As at December 31, 2022, the weighted-average remaining life of options vested and expected to vest was 5.9 years (2021 – 5.7 years).
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2022 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	3,812	7.3	3.54	2,556	6.2	3.86
$5.00 – $9.99	1,586	4.1	8.95	1,586	4.1	8.95
$10.00 – $19.99	580	3.8	10.18	580	3.8	10.18
$20.00 – $59.99	230	1.7	42.73	230	1.7	42.73
	6,208	6.0	6.99	4,952	5.1	8.03

The weighted-average grant-date fair value of options granted during 2022 was $1.16. The fair value of the options granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 38.63% in 2022; expected life of 5.5 years in 2022; dividend yield of 0% in 2022; risk-free interest rate of 3.01% in 2022; and estimated forfeiture rate of 6% in 2022. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data from October 4, 2021 (the announcement date of the divestment of the Teekay Gas Business) to the grant date.

The Company grants restricted stock units to certain eligible officers and employees of the Company. Each restricted stock unit is equal in value to one share of the Company’s common stock plus reinvested dividends or distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common shares, net of withholding tax.
During 2022, the Company granted 787,586 restricted stock units with a fair value of $2.3 million to certain eligible officers and employees of the Company. During 2022, a total of 631,706 restricted stock units with a market value of $2.2 million vested, and that amount, net of withholding taxes, was paid to grantees by issuing 218,671 shares of common stock, with the issuance of a remaining 243,171 shares deferred. During 2021, the Company granted 355,944 restricted stock units with a fair value of $1.4 million to certain of the Company’s employees. During 2021, a total of 880,320 restricted stock units with a market value of $4.7 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 222,590 shares of common stock, with the issuance of a remaining 481,341 shares deferred. During 2020, the Company granted 986,314 restricted stock units with a fair value of $3.1 million, to certain of the Company’s officers and employees. During 2020, a total of 480,498 restricted stock units with a market value of $3.0 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 256,780 shares of common stock. For the year ended December 31, 2022, the Company recorded an expense of $2.9 million (2021 – $2.3 million, 2020 – $3.1 million) related to the restricted stock units.

The Company grants restricted stock awards to certain of the Company's non-management directors. Each restricted stock award is equal in value to one share of the Company’s common stock. Restricted stock awards vest immediately. Upon vesting, the value of the restricted stock units or restricted stock awards are paid to each grantee in the form of shares.

During 2022, the Company granted 95,485 (2021 – 149,366 and 2020 – 203,468) shares as restricted stock awards with a fair value of $0.3 million (2021 – $0.6 million and 2020 – $0.6 million), based on the quoted market price, to the Company’s non-management directors. During 2022, the Company issued 82,396 shares to restricted stock award grantees with a further 19,097 shares deferred.

During 2021, the Company granted 489,443 performance share units with a fair value of $5.7 million, to certain of the Company’s officers and employees. The performance share units vested in full following closing of the sale of the Teekay Gas Business, which occurred in January 2022. Each performance share unit was equal in value to one common unit of Seapeak. Upon vesting, the value of the performance share units were paid to each grantee in the form of cash.

Share-based Compensation of Subsidiaries

During 2022, 2021 and 2020, no stock options were granted by Teekay Tankers.

For the year ended December 31, 2022, a total of 16,648 shares (2021 – 16,772 shares; 2020 – 13,125 shares) of Class A common stock were granted to Teekay Tankers' non-management directors as part of their annual compensation with an aggregate value of $0.3 million, (2021 - $0.3 million; 2020 - $0.2 million).

Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Tankers. During 2022, 2021 and 2020, Teekay Tankers granted restricted stock units with respect to 104,185, 109,953 and 182,120 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $1.9 million, $1.7 million and $3.1 million, respectively, based on Teekay Tankers’ closing unit or stock prices on the grant dates.
Each restricted stock unit is equal in value to one of Teekay Tankers’ Class A common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common shares, net of withholding tax.